Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

March 3, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ML of New York Variable Annuity Separate Account A

ML of New York Retirement Plus Separate Account A - 333-197166;

ML of New York Retirement Power - 333-197161;

ML of New York Retirement Optimizer – 333-197163;

ML of New York Investor Choice – Investor Series – 333-197172

Commissioners:

Transamerica Financial Life Insurance Company (“the Company”), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2014 for the following underlying mutual funds (“Funds”) in which Registrant invests:

Annual Report Filings:

BlackRock Variable Series Funds, Inc.

BlackRock Managed Volatility V.I. Fund, SEC File No.: 811-03290

BlackRock Basic Value V.I. Fund, SEC File No.: 811-03290

BlackRock Capital Appreciation V.I. Fund, SEC File No.: 811-03290

BlackRock Global Allocation V.I. Fund, SEC File No.: 811-03290

BlackRock Global Opportunities V.I. Fund, SEC File No.: 811-03290

BlackRock U.S. Government Bond V.I. Fund, SEC File No.: 811-03290

BlackRock High Yield V.I. Fund, SEC File No.: 811-03290

BlackRock International V.I. Fund, SEC File No.: 811-03290

BlackRock Large Cap Core V.I. Fund, SEC File No.: 811-03290

BlackRock Large Cap Growth V.I. Fund, SEC File No.: 811-03290

BlackRock Large Cap Value V.I. Fund, SEC File No.: 811-03290

BlackRock Money Market V.I. Fund, SEC File No.: 811-03290

BlackRock S&P 500 Index V.I. Fund, SEC File No.: 811-03290

BlackRock Total Return V.I. Fund, SEC File No.: 811-03290

BlackRock Equity Dividend V.I. Fund, SEC File No.: 811-03290

BlackRock Value Opportunities V.I. Fund, SEC File No.: 811-03290

Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

AIM Variable Insurance Funds

Invesco V.I. Value Opportunities Fund, SEC File No.: 811-07452

Invesco V.I. Core Equity Fund, SEC File No.: 811-07452

Invesco V.I. International Growth Fund, SEC File No.: 811-07452

Invesco V.I. Mid Cap Core Equity Fund, SEC File No.: 811-07452

Invesco V.I. Comstock Fund, SEC File No.: 811-07452

Invesco V.I. American Franchise Fund, SEC File No.: 811-07452

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Global Thematic Growth Portfolio, SEC File No.: 811-05398

AllianceBernstein Growth and Income Portfolio, SEC File No.: 811-05398

AllianceBernstein International Value Portfolio, SEC File No.: 811-05398

AllianceBernstein Large Cap Growth Portfolio, SEC File No.: 811-05398

AllianceBernstein Small/Mid Cap Value Portfolio, SEC File No.: 811-05398

AllianceBernstein Value Portfolio, SEC File No.: 811-05398

American Century Variable Portfolios, Inc.

VP International Fund, SEC File No.: 811-05188

VP Ultra Fund, SEC File No.: 811-05188

American Funds Insurance Series

Asset Allocation Fund, SEC File No.: 811-03857

Bond Fund, SEC File No.: 811-03857

Growth Fund, SEC File No.: 811-03857

Growth-Income Fund, SEC File No.: 811-03857

International Fund, SEC File No.: 811-03857

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio – Select Smaller-Cap Value Fund: SEC File No.:811-22127

Davis Variable Account Fund, Inc.

Davis Value Portfolio, SEC File No.: 811-09293

Dreyfus Variable Investment Fund

Dreyfus VIF Appreciation Portfolio, SEC File No.: 811-05125

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund, SEC File No.: 811-10067

Eaton Vance VT Large-Cap Value Fund, SEC File No.: 811-10067

Federated Insurance Series

Federated Managed Tail Risk Fund II, SEC File No.: 811-08042

Federated Kaufmann Fund II, SEC File No.: 811-08042

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund, SEC File No.: 811-05583

Templeton Growth VIP Fund, SEC File No.: 811-05583

Janus Aspen Series

Janus Aspen Forty Portfolio, SEC File No.: 811-07736

Janus Aspen Enterprise Portfolio, SEC File No.: 811-07736

Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

MFS Variable Insurance Trust

MFS Growth Series, SEC File No.: 811-08326

Oppenheimer Variable Accounts Funds

Oppenheimer Capital Appreciation Fund/VA, SEC File No.: 811-04108

Oppenheimer Main Street Fund®/VA, SEC File No.: 811-04108

Oppenheimer Main Street Small Cap Fund®/VA, SEC File No.: 811-04108

PIMCO Variable Insurance Trust

CommodityRealReturn Strategy Portfolio, SEC File No.: 811-08399

Low Duration Portfolio, SEC File No.: 811-08399

Real Return Portfolio, SEC File No.: 811-08399

Total Return Portfolio, SEC File No.: 811-08399

Pioneer Variable Contracts Trust

Pioneer Emerging Markets VCT Portfolio, SEC File No.: 811-08786

Pioneer Fund VCT Portfolio, SEC File No.: 811-08786

Pioneer High Yield VCT Portfolio, SEC File No.: 811-08786

Pioneer Real Estate Shares VCT Portfolio, SEC File No.: 811-08786

Transamerica Series Trust

TA AllianceBernstein Dynamic Allocation VP, SEC File No.: 811-04419

TA WMC US Growth VP, SEC File No.: 811-04419

TA Morgan Stanley Mid Cap Growth VP, SEC File No.: 811-04419

TA Systematic Small/Mid Cap Value VP, SEC File No.: 811-04419

Wanger Advisors Trust

Wanger International, SEC File No.: 811-08748

Wanger USA, SEC File No.: 811-08748

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 8330.

Very truly yours,

/s/ Alison Ryan
Alison Ryan
Vice President